Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	5 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2010 Citadel Broadcasting Corp. [Member] Successor [Member]	Jun. 30, 2011 Citadel Broadcasting Corp. [Member] Successor [Member]	Jun. 30, 2011 Citadel Broadcasting Corp. [Member] Successor [Member]	May 31, 2010 Citadel Broadcasting Corp. [Member] Predecessor [Member]	May 31, 2010 Citadel Broadcasting Corp. [Member] Predecessor [Member]
Broadcast revenues	$ 131,845	$ 66,434	$ 256,632	$ 190,531
Management fees	458	1,021	2,708	3,021
Net revenue					64,027	184,996	345,018	130,396	295,424
Net revenues	132,303	67,455	259,340	193,552
Operating expenses:
Cost of revenue					22,631	69,006	137,528	47,124	116,103
Selling, general and administrative, including non-cash compensation expense and related taxes					15,915	49,312	95,504	31,952	78,582
Corporate general and administrative, including non-cash compensation expense and related taxes					1,792	13,366	27,818	3,769	8,929
Local marketing agreement fees					100	109	208	186	455
Direct operating expenses	77,873	40,486	154,586	120,829	50,043	156,661	316,253	88,397	216,288
Depreciation and amortization	11,219	2,222	15,231	7,130	8,592	23,074	46,117	4,510	11,365
Other, net					1,013	1,794	9,078	856	854
LMA fees	530	607	1,670	1,500
Corporate, general and administrative expenses (including non-cash stock-based compensation of $956, $556, $2,142 and $1,016, respectively)	44,654	4,680	61,924	13,824
Gain on exchange of assets or stations			(15,278)
Realized loss on derivative instrument	1,436	746	2,681	1,810
Total operating expenses	135,712	48,741	220,814	145,093
Operating (loss) income	(3,409)	18,714	38,526	48,459	13,984	28,335	28,765	41,999	79,136
Non-operating (expense) income:
Reorganization items, net								(1,027,557)	(1,014,077)
Interest expense, net					6,314	12,085	24,496	7,251	17,771
Write-off of deferred financing costs						1,048	1,048
Interest expense, net	(19,503)	(7,586)	(34,999)	(23,728)
Loss on early extinguishment of debt			(4,366)
Other income (expense), net	181	(6)	87	(87)
Gain on equity investment in Cumulus Media Partners, LLC	11,636		11,636
Total non-operating expense, net	(7,686)	(7,592)	(27,642)	(23,815)
(Loss) income before income taxes	(11,095)	11,122	10,884	24,644	7,670	15,202	3,221	1,062,305	1,075,442
Income tax expense	(70,633)	1,391	(66,114)	2,753	4,540	6,463	1,120	4,078	5,737
Net income	$ 59,538	$ 9,731	$ 76,998	$ 21,891	$ 3,130	$ 8,739	$ 2,101	$ 1,058,227	$ 1,069,705
Basic and diluted income per common share:
Basic income per common share	$ 0.64	$ 0.23	$ 1.27	$ 0.52	$ 0.07	$ 0.19	$ 0.04	$ 3.98	$ 4.02
Diluted income per common share	$ 0.60	$ 0.23	$ 1.21	$ 0.51	$ 0.07	$ 0.19	$ 0.04	$ 3.95	$ 3.99
Weighted average basic common shares outstanding	73,918,849	40,371,659	53,006,530	40,322,079	45,625,000	46,775,000	46,796,000	265,977,000	266,041,000
Weighted average diluted common shares outstanding	80,364,347	41,466,480	55,741,773	41,241,895	45,625,000	46,775,000	46,796,000	267,897,000	267,961,000